Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 2,093,124	$ (12,276,520)	$ (1,218,237)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts	(2,848,056)	56,084	592,460
Reclassification adjustment	(84,966)
Total other comprehensive income/(loss)	(2,933,022)	56,084	592,460
Total comprehensive loss	$ (839,898)	$ (12,220,436)	$ (625,777)